Earnings Per Share (Details)					1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2023	May 05, 2023 AUD ($)	Sep. 26, 2022 AUD ($) $ / shares shares	Mar. 24, 2022 shares	Oct. 31, 2023 USD ($)	Dec. 31, 2024 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 AUD ($)	Oct. 30, 2024 shares	Jun. 30, 2024 $ / shares	Feb. 13, 2024 USD ($)	Oct. 04, 2022 shares	Sep. 26, 2022 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares
Earnings Per Share (Details) [Line Items]
Ordinary shares issue (in Shares) | shares			746,268							1,300,000			20,000	746,268
Issue price per share | (per share)											$ 4				$ 1.92	$ 1.34
Issued ordinary shares value						$ 33,594,053	$ 26,608,227		$ 26,608,227
Incurred capital raising costs						33,594,052	26,608,227		26,608,227			$ 20,000
Net increase in share capital									1,309,318
Paid ordinary share (in Shares) | shares				143,360
Convertible notes		$ 1,000,000			$ 1,004,889	$ 1,004,889	250,000
Maturity date	December 31, 2024
Accounts received							1,004,889	$ 400,000
Ordinary Shares [Member]
Earnings Per Share (Details) [Line Items]
Ordinary shares issue (in Shares) | shares			746,268											746,268
Issue price per share | (per share)			$ 1.92											$ 1.34
Issued ordinary shares value			$ 1,431,162											$ 1,000,000
Incurred capital raising costs			$ 121,844
Australian Investors [Member] | Ordinary Shares [Member]
Earnings Per Share (Details) [Line Items]
Issue price per share | (per share)			$ 1.92											$ 1.34
Going Concern [Member]
Earnings Per Share (Details) [Line Items]
Accounts received							$ 410,000
Convertible Notes [Member]
Earnings Per Share (Details) [Line Items]
Maturity date		December 31, 2025
Ordinary Shares [Member]
Earnings Per Share (Details) [Line Items]
Net increase in share capital			$ 1,309,318						$ 1,309,318